Condensed consolidated statements of changes in equity - USD ($) shares in Millions, $ in Millions		Total	Share capital	Treasury shares	Additional paid-in capital	Retained earnings	Foreign currency translation adjustments	Unrealized gains (losses) on derivative financial instruments	Unrealized gains (losses) on investments in equity instruments at FVOCI	Recognized actuarial losses	Equity attributable to the equity holders of the parent	Non-controlling interests
Beginning balance (in shares) at Dec. 31, 2016	[1],[2]		1,020
Beginning balance at Dec. 31, 2016		$ 32,325	$ 401	$ (371)	$ 34,826	$ 16,049	$ (16,544)	$ 142	$ 322	$ (4,690)	$ 30,135	$ 2,190
Changes in equity [abstract]
Net income (including non-controlling interests)		2,339				2,324					2,324	15
Other comprehensive income (loss)		1,586					1,610	(283)	219	0	1,546	40
Total comprehensive income (loss)		3,925				2,324	1,610	(283)	219	0	3,870	55
Recognition of share-based payments		18		3	15						18
Dividend		(49)										(49)
Non-controlling interests on acquisition of Sumaré		29				0	0				0	29
Other movements		4				4				0	4	0
Ending balance (in shares) at Jun. 30, 2017	[1],[2]		1,020
Ending balance at Jun. 30, 2017		36,252	$ 401	(368)	34,841	18,377	(14,934)	(141)	541	(4,690)	34,027	2,225
Beginning balance (in shares) at Dec. 31, 2017	[1],[2]		1,020
Beginning balance at Dec. 31, 2017		40,855	$ 401	(362)	34,848	20,635	(13,942)	(93)	823	(3,521)	38,789	2,066
Changes in equity [abstract]
Net income (including non-controlling interests)		3,101				3,057					3,057	44
Other comprehensive income (loss)		(1,237)					(1,496)	363	(212)	150	(1,195)	(42)
Total comprehensive income (loss)		1,864				3,057	(1,496)	363	(212)	150	1,862	2
Recognition of share-based payments		17		11	6						17
Dividend		(154)				(101)					(101)	(53)
Stock repurchase program, number of shares authorized to be repurchased (in shares)			(7)
Share buyback (see note 6)		(226)		(226)							(226)
Change in share capital currency (see note 6)		0	$ (37)		37
Other movements		(21)				(21)					(21)	0
Ending balance (in shares) at Jun. 30, 2018	[1],[2]		1,013
Ending balance at Jun. 30, 2018		$ 42,335	$ 364	$ (577)	$ 34,891	$ 23,570	$ (15,438)	$ 270	$ 611	$ (3,371)	$ 40,320	$ 2,015

[1]	Excludes treasury shares
[2]	In millions of shares